FIXED ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2021
FIXED ASSETS, NET
Schedule of movement of fixed assets and average depreciation rate

The following shows the movement of property, plant and equipment:

						Transfers
						Held for
	Balance on	Addition	Write-offs /			Sale/Merger	Balance on
	12/31/2020	/ Constitution	reversals	Depreciation	Transfers	(a)	12/31/2021
Fixed assets in service
Dams, reservoirs and water mains	6,689,554	—	—	(305,483)	28,924	—	6,412,995
Buildings, civil works and improvements	3,124,535	3,447	—	(193,055)	(32,865)	(16,897)	2,885,165
Machines and equipment	11,928,760	67,914	(179,523)	(1,160,899)	1,692,395	(122,841)	12,225,806
Other	218,452	23,832	13,851	(16,567)	39,391	12	278,971
Provision for recoverable value of assets (Impairment)	(3,056,704)	(262,738)	738,730	—	102,110	23,762	(2,454,840)
	18,904,597	(167,545)	573,058	(1,676,004)	1,829,955	(115,964)	19,348,097

Fixed assets in progress (b)	17,159,375	2,432,269	(271,206)	—	(1,729,474)	(106,620)	17,484,344
Provision for recoverable value of assets (Impairment) (c)	(4,508,764)	—	—	—	—	—	(4,508,764)
	12,650,611	2,432,269	(271,206)	—	(1,729,474)	(106,620)	12,975,580
Right of Use
Fixed assets in service
Buildings, civil works and improvements	156,901	45,823	2,903	(34,673)	(323)	—	170,631
Machines and equipment	946,935	—	(43)	(84,911)	(4)	—	861,977
Other	3,868	7,778	—	(256)	306	—	11,696
	1,107,704	53,601	2,860	(119,840)	(21)	—	1,044,304

Total	32,662,912	2,318,325	304,712	(1,795,844)	100,460	(222,584)	33,367,981

(a)

On April 2021, CGT Eletrosul classified the assets and liabilities of the SPE Livramento Holding S.A. as held for sale. On August 2021, it absorbed FOTE, and, on November 2021, acquired 100% control over TSLE.

(b)	On December 31, 2021, of the total value of fixed assets in progress of R$17,484,344, the amount of 14,600,060 refers to the Angra 3 project (R$ 13,266,022 on December 31, 2020).
(c)	On December 31, 2021, the value of R$ 4,508,764 of the impairment over the fixed assets in progress refers to the Angra 3 project (R$ 4,508,764 on December 2020).

	Balance on	Addition /	Write-offs /			Balance on
	12/31/2019	Constitution	reversals	Depreciation	Transfers	12/31/2020
Fixed assets in service
Dams, reservoirs and pipelines	6,931,726	94,218	(37,741)	(377,395)	78,746	6,689,554
Buildings, civil works and improvements	3,282,430	2,367	(3,999)	(190,430)	34,167	3,124,535
Machines and equipment	13,067,839	879	(583,797)	(1,076,178)	520,017	11,928,760
Other	340,105	(152,414)	(2,573)	(32,161)	65,495	218,452
Provision for recoverable value of assets (Impairment)	(2,643,377)	(913,916)	(704,865)	—	(204,276)	(3,056,704)
	20,978,723	(968,866)	76,755	(1,676,164)	494,149	18,904,597

Fixed assets in progress (a)	15,794,896	2,283,860	(254,330)	—	(665,051)	17,159,375
Provision for recoverable value of assets (Impairment) (b)	(4,713,040)	—	—	—	204,276	(4,508,764)
	11,081,856	2,283,860	(254,330)	—	(460,775)	12,650,611
Right of Use
Fixed assets in service
Buildings, civil works and improvements	219,192	99	(18,840)	(43,550)	—	156,901
Machines and equipment	1,031,839	2,363	(14,424)	(72,843)	—	946,935
Other	4,264	93	—	(489)	—	3,868
	1,255,295	2,555	(33,264)	(116,882)	—	1,107,704

Total	33,315,874	1,317,549	(210,839)	(1,793,046)	33,374	32,662,912

(a)	On December 31, 2020, from the total value of the fixed asset in progress, the amount of R$13,266,022, refers to the Angra 3 project (R$ 12,012,251 on December 31, 2019).
(b)	On December 31, 2020, the value of R$ 4,508,764 of the impairment over the fixed assets refers to the Angra 3 project (R$ 4,508,764 on December 31, 2019).

Average depreciation rate and historical cost:

	12/31/2021				12/31/2020
	Average				Average
	depreciation	Historical	Accumulated		depreciation	Historical	Accumulated
	rate per year	cost	depreciation	Net value	rate per year	cost	depreciation	Net value
Fixed assets in service
Dams, reservoirs and water mains	2.18%	15,418,627	(9,005,632)	6,412,995	2.16%	15,389,704	(8,700,150)	6,689,554
Buildings, civil works and improvements	2.57%	8,214,167	(5,329,002)	2,885,165	2.67%	8,265,536	(5,141,001)	3,124,535
Machines and equipment	4.38%	42,054,751	(29,828,944)	12,225,807	4.06%	40,448,965	(28,520,205)	11,928,760
Other (a)	5.30%	742,900	(463,929)	278,971	5.14%	1,180,992	(962,540)	218,452
		66,430,445	(44,627,507)	21,802,938		65,285,197	(43,323,896)	21,961,301

Fixed assets in progress		17,484,344	—	17,484,344		17,159,375	—	17,159,375
		17,484,344	—	17,484,344		17,159,375	—	17,159,375
Right of Use
Fixed assets in service
Buildings, civil works and improvements	10.97%	239,806	(69,175)	170,631	13.71%	252,640	(95,739)	156,901
Machines and equipment	3.87%	1,858,559	(996,582)	861,977	4.45%	1,858,606	(911,671)	946,935
Other (a)	2.40%	13,997	(2,301)	11,696	2.28%	4,455	(587)	3,868
		2,112,362	(1,068,058)	1,044,304		2,115,701	(1,007,997)	1,107,704

Total		86,027,150	(45,695,565)	40,331,586		84,560,273	(44,331,893)	40,228,380

(a)	The amount is substantially comprised of land, vehicles and furniture and special utensils and obligations.